(Oppenheimer International Small Company Fund)
Investment Objective. The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer International Small Company Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer International Small Company Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	[1]
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none	none	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	[1]
Other Expenses		0.25%	0.46%	0.25%	0.32%	0.09%	0.07%	[1]
Total Annual Fund Operating Expenses		1.24%	2.21%	2.00%	1.57%	0.84%	0.82%	[1]
Fee Waiver and Expense Reimbursement	[2]	(0.01%)	(0.02%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.23%	2.19%	1.99%	1.56%	0.83%	0.81%	[1]
[1]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[2]	The Fund's transfer agent has voluntarily agreed to limit its fees for B, C and N classes to 0.35% of average annual net assets per class per fiscal year end, and to 0.30% of average net assets per fiscal year for Class A. The Manager has also agreed to waive fees/and or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. Each expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer International Small Company Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		694	947	1,220	1,996
Class B		724	997	1,396	2,090
Class C		304	633	1,087	2,349
Class N		260	499	861	1,881
Class Y		85	268	467	1,041
Class I	[1]	83	262	456	1,017
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer International Small Company Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		694	947	1,220	1,996
Class B		224	697	1,196	2,090
Class C		204	633	1,087	2,349
Class N		160	499	861	1,881
Class Y		85	268	467	1,041
Class I	[1]	83	262	456	1,017
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stock of companies that are domiciled, or have their primary operations, outside the United States and have market capitalizations of $5 billion or less (described as "small-cap companies"). The Fund focuses primarily on companies in developed and emerging markets that have favorable growth prospects but it is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.

  Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies.

  The Fund will invest at least 65% of its total assets in foreign securities.

The Fund's capitalization parameter can change as the relative market capitalizations of small-cap issuers change over time. The Fund measures capitalization at the time the Fund buys a security and is not required to sell the security if the issuer's capitalization changes.

The Fund's portfolio managers evaluate investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company's financial statements, management record and structure, operations, product development and industry competitive position. The portfolio managers also look for companies with the ability to take advantage of business opportunities, and companies that are anticipated to have a positive cash flow in the future, although current cash flow may be negative. These factors may vary in particular cases and may change over time.

The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

The Fund may invest in companies that have no current cash flow and, although it is anticipated that such companies will generate cash flow in the future, there is the risk that such companies will go bankrupt or otherwise cease operations.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Regional Focus . At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund's holdings.

Globalization Risks . The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers in developed and emerging foreign countries. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/InternationalSmallCompanyFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 62.37% (2nd Qtr 09) and the lowest return was -41.59% (3rd Qtr 08). For the period from January 1, 2011 through September 30, 2011, the cumulative return before sales charges and taxes was -20.61%.
Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares is not provided because those shares were not available prior to the date of this prospectus.

Average Annual Total Returns (Oppenheimer International Small Company Fund)		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Nov 17, 1997	29.30%	10.09%	14.53%
Class A Return After Taxes on Distributions			26.15%	8.40%	13.26%
Class A Return After Taxes on Distributions and Sale of Fund Shares			19.57%	8.08%	12.53%
Class B		Nov 17, 1997	30.90%	10.17%	14.63%
Class C		Nov 17, 1997	35.09%	10.52%	14.29%
Class N		Mar 1, 2001	35.71%	11.00%	15.87%
Class Y		Sep 7, 2005	37.73%	11.82%	13.53%
Morgan Stanley Capital International EAFE Index			7.75%	2.46%	3.50%
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]				4.39%
(reflects no deduction for fees, expenses or taxes)	[2]				3.92%
MSCI All Country World Ex U.S. Small Cap Net Index			25.21%	7.32%	11.14%
MSCI All Country World Ex U.S. Small Cap Net Index (reflects no deduction for fees, expenses or taxes)	[1]				11.44%
(reflects no deduction for fees, expenses or taxes)	[2]				9.06%
[1]	As of 2-28-01
[2]	As of 8-31-05

(Oppenheimer International Small Company Fund)
Investment Objective. The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer International Small Company Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer International Small Company Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	[1]
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none	none	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	[1]
Other Expenses		0.25%	0.46%	0.25%	0.32%	0.09%	0.07%	[1]
Total Annual Fund Operating Expenses		1.24%	2.21%	2.00%	1.57%	0.84%	0.82%	[1]
Fee Waiver and Expense Reimbursement	[2]	(0.01%)	(0.02%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.23%	2.19%	1.99%	1.56%	0.83%	0.81%	[1]
[1]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[2]	The Fund's transfer agent has voluntarily agreed to limit its fees for B, C and N classes to 0.35% of average annual net assets per class per fiscal year end, and to 0.30% of average net assets per fiscal year for Class A. The Manager has also agreed to waive fees/and or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. Each expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer International Small Company Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		694	947	1,220	1,996
Class B		724	997	1,396	2,090
Class C		304	633	1,087	2,349
Class N		260	499	861	1,881
Class Y		85	268	467	1,041
Class I	[1]	83	262	456	1,017
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer International Small Company Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		694	947	1,220	1,996
Class B		224	697	1,196	2,090
Class C		204	633	1,087	2,349
Class N		160	499	861	1,881
Class Y		85	268	467	1,041
Class I	[1]	83	262	456	1,017
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stock of companies that are domiciled, or have their primary operations, outside the United States and have market capitalizations of $5 billion or less (described as "small-cap companies"). The Fund focuses primarily on companies in developed and emerging markets that have favorable growth prospects but it is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.

  Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies.

  The Fund will invest at least 65% of its total assets in foreign securities.

The Fund's capitalization parameter can change as the relative market capitalizations of small-cap issuers change over time. The Fund measures capitalization at the time the Fund buys a security and is not required to sell the security if the issuer's capitalization changes.

The Fund's portfolio managers evaluate investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company's financial statements, management record and structure, operations, product development and industry competitive position. The portfolio managers also look for companies with the ability to take advantage of business opportunities, and companies that are anticipated to have a positive cash flow in the future, although current cash flow may be negative. These factors may vary in particular cases and may change over time.

The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

The Fund may invest in companies that have no current cash flow and, although it is anticipated that such companies will generate cash flow in the future, there is the risk that such companies will go bankrupt or otherwise cease operations.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Regional Focus . At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund's holdings.

Globalization Risks . The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers in developed and emerging foreign countries. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/InternationalSmallCompanyFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 62.37% (2nd Qtr 09) and the lowest return was -41.59% (3rd Qtr 08). For the period from January 1, 2011 through September 30, 2011, the cumulative return before sales charges and taxes was -20.61%.
Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares is not provided because those shares were not available prior to the date of this prospectus.

Average Annual Total Returns (Oppenheimer International Small Company Fund)		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Nov 17, 1997	29.30%	10.09%	14.53%
Class A Return After Taxes on Distributions			26.15%	8.40%	13.26%
Class A Return After Taxes on Distributions and Sale of Fund Shares			19.57%	8.08%	12.53%
Class B		Nov 17, 1997	30.90%	10.17%	14.63%
Class C		Nov 17, 1997	35.09%	10.52%	14.29%
Class N		Mar 1, 2001	35.71%	11.00%	15.87%
Class Y		Sep 7, 2005	37.73%	11.82%	13.53%
Morgan Stanley Capital International EAFE Index			7.75%	2.46%	3.50%
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]				4.39%
(reflects no deduction for fees, expenses or taxes)	[2]				3.92%
MSCI All Country World Ex U.S. Small Cap Net Index			25.21%	7.32%	11.14%
MSCI All Country World Ex U.S. Small Cap Net Index (reflects no deduction for fees, expenses or taxes)	[1]				11.44%
(reflects no deduction for fees, expenses or taxes)	[2]				9.06%
[1]	As of 2-28-01
[2]	As of 8-31-05

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund))	0 Months Ended
Dec. 29, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund))	0 Months Ended
	Dec. 29, 2011
Class A
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.23%
Class B
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.21%
Fee Waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.19%
Class C
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.99%
Class I
Operating Expenses:
Management Fees	0.74%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.07%	[2]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.82%	[2]
Fee Waiver and Expense Reimbursement	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.81%	[2]
Class N
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.56%
Class Y
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.83%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for B, C and N classes to 0.35% of average annual net assets per class per fiscal year end, and to 0.30% of average net assets per fiscal year for Class A. The Manager has also agreed to waive fees/and or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. Each expense limitation may be amended or withdrawn after one year from the date of this prospectus.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund), Class A)	0 Months Ended
Dec. 29, 2011
(Oppenheimer International Small Company Fund) | Class A
Bar Chart Table:
Annual Return 2001	(18.60%)
Annual Return 2002	(8.17%)
Annual Return 2003	85.05%
Annual Return 2004	29.88%
Annual Return 2005	33.67%
Annual Return 2006	36.53%
Annual Return 2007	21.42%
Annual Return 2008	(65.97%)
Annual Return 2009	121.67%
Annual Return 2010	37.19%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund))	0 Months Ended
	Dec. 29, 2011
Morgan Stanley Capital International EAFE Index
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years (or life of class, if less)	3.50%
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	4.39%	[1]
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.92%	[2]
MSCI All Country World Ex U.S. Small Cap Net Index
Average Annual Return:
1 Year	25.21%
5 Years	7.32%
10 Years (or life of class, if less)	11.14%
MSCI All Country World Ex U.S. Small Cap Net Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	11.44%	[1]
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	9.06%	[2]
Class A
Average Annual Return:
1 Year	29.30%
5 Years	10.09%
10 Years (or life of class, if less)	14.53%
Inception Date	Nov 17, 1997
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	26.15%
5 Years	8.40%
10 Years (or life of class, if less)	13.26%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	19.57%
5 Years	8.08%
10 Years (or life of class, if less)	12.53%
Class B
Average Annual Return:
1 Year	30.90%
5 Years	10.17%
10 Years (or life of class, if less)	14.63%
Inception Date	Nov 17, 1997
Class C
Average Annual Return:
1 Year	35.09%
5 Years	10.52%
10 Years (or life of class, if less)	14.29%
Inception Date	Nov 17, 1997
Class N
Average Annual Return:
1 Year	35.71%
5 Years	11.00%
10 Years (or life of class, if less)	15.87%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	37.73%
5 Years	11.82%
10 Years (or life of class, if less)	13.53%
Inception Date	Sep 7, 2005

[1]	As of 2-28-01
[2]	As of 8-31-05

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER INTERNATIONAL SMALL CO FUND
Central Index Key	dei_EntityCentralIndexKey	0001041102
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
(Oppenheimer International Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks long-term capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests mainly in common stock of companies that are domiciled, or have their primary operations, outside the United States and have market capitalizations of $5 billion or less (described as "small-cap companies"). The Fund focuses primarily on companies in developed and emerging markets that have favorable growth prospects but it is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.

  Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies.

  The Fund will invest at least 65% of its total assets in foreign securities.

The Fund's capitalization parameter can change as the relative market capitalizations of small-cap issuers change over time. The Fund measures capitalization at the time the Fund buys a security and is not required to sell the security if the issuer's capitalization changes.

The Fund's portfolio managers evaluate investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company's financial statements, management record and structure, operations, product development and industry competitive position. The portfolio managers also look for companies with the ability to take advantage of business opportunities, and companies that are anticipated to have a positive cash flow in the future, although current cash flow may be negative. These factors may vary in particular cases and may change over time.

The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

The Fund may invest in companies that have no current cash flow and, although it is anticipated that such companies will generate cash flow in the future, there is the risk that such companies will go bankrupt or otherwise cease operations.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Regional Focus . At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund's holdings.

Globalization Risks . The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers in developed and emerging foreign countries. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/InternationalSmallCompanyFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/InternationalSmallCompanyFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 62.37% (2nd Qtr 09) and the lowest return was -41.59% (3rd Qtr 08). For the period from January 1, 2011 through September 30, 2011, the cumulative return before sales charges and taxes was -20.61%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares is not provided because those shares were not available prior to the date of this prospectus.

(Oppenheimer International Small Company Fund) | (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	9.06%	[5]
(Oppenheimer International Small Company Fund) | Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.39%	[4]
(Oppenheimer International Small Company Fund) | MSCI All Country World Ex U.S. Small Cap Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	11.44%	[4]
(Oppenheimer International Small Company Fund) | MSCI All Country World Ex U.S. Small Cap Net Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.21%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	11.14%
(Oppenheimer International Small Company Fund) | Morgan Stanley Capital International EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.50%
(Oppenheimer International Small Company Fund) | (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.92%	[5]
(Oppenheimer International Small Company Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,996
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	947
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,996
Annual Return 2001	rr_AnnualReturn2001	(18.60%)
Annual Return 2002	rr_AnnualReturn2002	(8.17%)
Annual Return 2003	rr_AnnualReturn2003	85.05%
Annual Return 2004	rr_AnnualReturn2004	29.88%
Annual Return 2005	rr_AnnualReturn2005	33.67%
Annual Return 2006	rr_AnnualReturn2006	36.53%
Annual Return 2007	rr_AnnualReturn2007	21.42%
Annual Return 2008	rr_AnnualReturn2008	(65.97%)
Annual Return 2009	rr_AnnualReturn2009	121.67%
Annual Return 2010	rr_AnnualReturn2010	37.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2011 through September 30, 2011, the cumulative return before sales charges and taxes was -20.61%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 62.37% (2nd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	62.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -41.59% (3rd Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.59%)
1 Year	rr_AverageAnnualReturnYear01	29.30%
5 Years	rr_AverageAnnualReturnYear05	10.09%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	14.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1997
(Oppenheimer International Small Company Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.15%
5 Years	rr_AverageAnnualReturnYear05	8.40%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	13.26%
(Oppenheimer International Small Company Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.57%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	12.53%
(Oppenheimer International Small Company Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	997
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,090
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,196
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,090
1 Year	rr_AverageAnnualReturnYear01	30.90%
5 Years	rr_AverageAnnualReturnYear05	10.17%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	14.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1997
(Oppenheimer International Small Company Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	633
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,349
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	633
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,087
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,349
1 Year	rr_AverageAnnualReturnYear01	35.09%
5 Years	rr_AverageAnnualReturnYear05	10.52%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	14.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1997
(Oppenheimer International Small Company Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262	[3]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456	[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,017	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83	[3]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262	[3]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	456	[3]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,017	[3]
(Oppenheimer International Small Company Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,881
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	861
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,881
1 Year	rr_AverageAnnualReturnYear01	35.71%
5 Years	rr_AverageAnnualReturnYear05	11.00%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	15.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
(Oppenheimer International Small Company Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	467
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,041
1 Year	rr_AverageAnnualReturnYear01	37.73%
5 Years	rr_AverageAnnualReturnYear05	11.82%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	13.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 7, 2005
[1]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[2]	The Fund's transfer agent has voluntarily agreed to limit its fees for B, C and N classes to 0.35% of average annual net assets per class per fiscal year end, and to 0.30% of average net assets per fiscal year for Class A. The Manager has also agreed to waive fees/and or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. Each expense limitation may be amended or withdrawn after one year from the date of this prospectus.
[3]	Based on estimated expenses for Class I shares for the first fiscal year.
[4]	As of 2-28-01
[5]	As of 8-31-05